SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details) - Non-employees [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Volatility	49.72%	51.00%	64.00%
Risk-free interest rate	1.98%	1.85%	1.77%
Dividend yield	0.00%	0.00%	0.00%
Expected term	5 years 3 months 15 days	5 years 7 months 6 days	5 years 8 months 12 days